Financial Assets and Financial Liabilities - Schedule of Trade and Other Receivables (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total		$ 17,447,428	$ 10,400,060	$ 987,413
Trade and other receivables Non-Current, Total
Trade and other receivables, Total		17,447,428	10,400,060	987,413
Trade receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total		1,227,040
Trade and other receivables Non-Current, Total
Trade and other receivables, Total		1,227,040
Accrued receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total	[1]	15,877,895	10,171,532	802,988
Trade and other receivables Non-Current, Total	[1]
Trade and other receivables, Total	[1]	15,877,895	10,171,532	802,988
Other receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total		342,493	228,528	184,425
Trade and other receivables Non-Current, Total
Trade and other receivables, Total		$ 342,493	$ 228,528	$ 184,425

[1]	Accrued receivables Accrued receivables comprise $15,877,895 from the Australian Taxation Office in relation to the R&D tax incentive (30 June 2025: $10,171,532).